Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2016-C36
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	15-16		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 2)	17-18		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20		David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000MBL4	1.453000%	41,947,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000MBM2	2.504000%	39,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000MBN0	2.807000%	220,000,000.00	41,087,480.16	41,087,480.16	96,110.46	0.00	0.00	41,183,590.62	0.00	0.00%	30.00%
A-4	95000MBP5	3.065000%	250,203,000.00	250,203,000.00	21,710,200.14	639,060.16	0.00	0.00	22,349,260.30	228,492,799.86	52.16%	30.00%
A-SB	95000MBQ3	2.933000%	48,917,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000MBR1	3.419000%	77,236,000.00	77,236,000.00	0.00	220,058.24	0.00	0.00	220,058.24	77,236,000.00	35.99%	21.00%
B	95000MBU4	3.671000%	42,909,000.00	42,909,000.00	0.00	131,265.78	0.00	0.00	131,265.78	42,909,000.00	27.01%	16.00%
C	95000MBV2	4.176647%	36,473,000.00	36,473,000.00	0.00	126,945.69	0.00	0.00	126,945.69	36,473,000.00	19.37%	11.75%
D	95000MAC5	2.942000%	41,836,000.00	41,836,000.00	0.00	102,567.93	0.00	0.00	102,567.93	41,836,000.00	10.61%	6.88%
E-1	95000MAE1	4.176647%	9,118,000.00	9,118,000.00	0.00	31,735.55	0.00	0.00	31,735.55	9,118,000.00	8.70%	5.81%
E-2	95000MAG6	4.176647%	9,118,000.00	9,118,000.00	0.00	31,735.55	0.00	0.00	31,735.55	9,118,000.00	6.79%	4.75%
F-1	95000MAL5	4.176647%	4,291,000.00	4,291,000.00	0.00	14,934.99	0.00	0.00	14,934.99	4,291,000.00	5.89%	4.25%
F-2	95000MAN1	4.176647%	4,291,000.00	4,291,000.00	0.00	14,934.99	0.00	0.00	14,934.99	4,291,000.00	5.00%	3.75%
G-1	95000MAU5	4.176647%	6,098,000.00	6,098,000.00	0.00	21,224.33	0.00	0.00	21,224.33	6,098,000.00	3.72%	3.04%
G-2	95000MAW1	4.176647%	6,098,000.00	6,098,000.00	0.00	19,988.31	0.00	0.00	19,988.31	6,098,000.00	2.44%	2.33%
H-1	95000MBC4	4.176647%	9,992,979.00	9,992,979.00	0.00	0.00	0.00	0.00	0.00	9,992,979.00	0.00%	0.00%
H-2	95000MBE0	4.176647%	9,992,979.00	1,675,315.86	0.00	0.00	0.00	0.00	0.00	1,675,315.86	0.00%	0.00%
R	95000MBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,177,958.01	540,426,775.02	62,797,680.30	1,450,561.98	0.00	0.00	64,248,242.28	477,629,094.72

X-A	95000MBS9	1.148038%	600,724,000.00	291,290,480.16	0.00	278,677.19	0.00	0.00	278,677.19	228,492,799.86
X-B	95000MBT7	0.667646%	120,145,000.00	120,145,000.00	0.00	66,845.31	0.00	0.00	66,845.31	120,145,000.00
X-D	95000MAA9	1.234647%	41,836,000.00	41,836,000.00	0.00	43,043.89	0.00	0.00	43,043.89	41,836,000.00
Notional SubTotal			762,705,000.00	453,271,480.16	0.00	388,566.39	0.00	0.00	388,566.39	390,473,799.86

Deal Distribution Total					62,797,680.30	1,839,128.37	0.00	0.00	64,636,808.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000MBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000MBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000MBN0	186.76127345	186.76127345	0.43686573	0.00000000	0.00000000	0.00000000	0.00000000	187.19813918	0.00000000
A-4	95000MBP5	1,000.00000000	86.77034304	2.55416666	0.00000000	0.00000000	0.00000000	0.00000000	89.32450970	913.22965696
A-SB	95000MBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000MBR1	1,000.00000000	0.00000000	2.84916671	0.00000000	0.00000000	0.00000000	0.00000000	2.84916671	1,000.00000000
B	95000MBU4	1,000.00000000	0.00000000	3.05916661	0.00000000	0.00000000	0.00000000	0.00000000	3.05916661	1,000.00000000
C	95000MBV2	1,000.00000000	0.00000000	3.48053875	0.00000000	0.00000000	0.00000000	0.00000000	3.48053875	1,000.00000000
D	95000MAC5	1,000.00000000	0.00000000	2.45166675	0.00000000	0.00000000	0.00000000	0.00000000	2.45166675	1,000.00000000
E-1	95000MAE1	1,000.00000000	0.00000000	3.48053850	0.00000000	0.00000000	0.00000000	0.00000000	3.48053850	1,000.00000000
E-2	95000MAG6	1,000.00000000	0.00000000	3.48053850	0.00000000	0.00000000	0.00000000	0.00000000	3.48053850	1,000.00000000
F-1	95000MAL5	1,000.00000000	0.00000000	3.48053834	0.00000000	0.00000000	0.00000000	0.00000000	3.48053834	1,000.00000000
F-2	95000MAN1	1,000.00000000	0.00000000	3.48053834	0.00000000	0.00000000	0.00000000	0.00000000	3.48053834	1,000.00000000
G-1	95000MAU5	1,000.00000000	0.00000000	3.48053952	0.00000000	0.00000000	0.00000000	0.00000000	3.48053952	1,000.00000000
G-2	95000MAW1	1,000.00000000	0.00000000	3.27784684	0.20269269	6.50243194	0.00000000	0.00000000	3.27784684	1,000.00000000
H-1	95000MBC4	1,000.00000000	0.00000000	0.00000000	3.48053869	31.38736107	0.00000000	0.00000000	0.00000000	1,000.00000000
H-2	95000MBE0	167.64929257	0.00000000	0.00000000	0.58350968	183.92320648	0.00000000	0.00000000	0.00000000	167.64929257
R	95000MBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000MBS9	484.89902211	0.00000000	0.46390221	0.00000000	0.00000000	0.00000000	0.00000000	0.46390221	380.36236252
X-B	95000MBT7	1,000.00000000	0.00000000	0.55637197	0.00000000	0.00000000	0.00000000	0.00000000	0.55637197	1,000.00000000
X-D	95000MAA9	1,000.00000000	0.00000000	1.02887202	0.00000000	0.00000000	0.00000000	0.00000000	1.02887202	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	96,110.46	0.00	96,110.46	0.00	0.00	0.00	96,110.46	0.00
A-4	07/01/26 - 07/30/26	30	0.00	639,060.16	0.00	639,060.16	0.00	0.00	0.00	639,060.16	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	278,677.19	0.00	278,677.19	0.00	0.00	0.00	278,677.19	0.00
X-B	07/01/26 - 07/30/26	30	0.00	66,845.31	0.00	66,845.31	0.00	0.00	0.00	66,845.31	0.00
X-D	07/01/26 - 07/30/26	30	0.00	43,043.89	0.00	43,043.89	0.00	0.00	0.00	43,043.89	0.00
A-S	07/01/26 - 07/30/26	30	0.00	220,058.24	0.00	220,058.24	0.00	0.00	0.00	220,058.24	0.00
B	07/01/26 - 07/30/26	30	0.00	131,265.78	0.00	131,265.78	0.00	0.00	0.00	131,265.78	0.00
C	07/01/26 - 07/30/26	30	0.00	126,945.69	0.00	126,945.69	0.00	0.00	0.00	126,945.69	0.00
D	07/01/26 - 07/30/26	30	0.00	102,567.93	0.00	102,567.93	0.00	0.00	0.00	102,567.93	0.00
E-1	07/01/26 - 07/30/26	30	0.00	31,735.55	0.00	31,735.55	0.00	0.00	0.00	31,735.55	0.00
E-2	07/01/26 - 07/30/26	30	0.00	31,735.55	0.00	31,735.55	0.00	0.00	0.00	31,735.55	0.00
F-1	07/01/26 - 07/30/26	30	0.00	14,934.99	0.00	14,934.99	0.00	0.00	0.00	14,934.99	0.00
F-2	07/01/26 - 07/30/26	30	0.00	14,934.99	0.00	14,934.99	0.00	0.00	0.00	14,934.99	0.00
G-1	07/01/26 - 07/30/26	30	0.00	21,224.33	0.00	21,224.33	0.00	0.00	0.00	21,224.33	0.00
G-2	07/01/26 - 07/30/26	30	38,282.57	21,224.33	0.00	21,224.33	1,236.02	0.00	0.00	19,988.31	39,651.83
H-1	07/01/26 - 07/30/26	30	277,905.03	34,780.95	0.00	34,780.95	34,780.95	0.00	0.00	0.00	313,653.24
H-2	07/01/26 - 07/30/26	30	1,825,755.12	5,831.00	0.00	5,831.00	5,831.00	0.00	0.00	0.00	1,837,940.74
Totals			2,141,942.72	1,880,976.34	0.00	1,880,976.34	41,847.97	0.00	0.00	1,839,128.37	2,191,245.81

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	95000MAE1	4.176647%	0.00	9,118,000.00	0.00	31,735.55	0.00	0.00	31,735.55	9,118,000.00
E-1 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	95000MAG6	4.176647%	0.00	9,118,000.00	0.00	31,735.55	0.00	0.00	31,735.55	9,118,000.00
E-2 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	95000MAL5	4.176647%	0.00	4,291,000.00	0.00	14,934.99	0.00	0.00	14,934.99	4,291,000.00
F-1 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Cert)	95000MAN1	4.176647%	0.00	4,291,000.00	0.00	14,934.99	0.00	0.00	14,934.99	4,291,000.00
F-2 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Cert)	95000MAU5	4.176647%	0.00	6,098,000.00	0.00	21,224.33	0.00	0.00	21,224.33	6,098,000.00
G-1 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Cert)	95000MAW1	4.176647%	0.00	6,098,000.00	0.00	19,988.31	0.00	0.00	19,988.31	6,098,000.00
G-2 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (EC)	NA	4.176647%	8,174,500.00	8,174,500.00	0.00	0.00	0.00	0.00	0.00	8,174,500.00
H-1 (Cert)	95000MBC4	4.176647%	1,818,479.00	1,818,479.00	0.00	0.00	0.00	0.00	0.00	1,818,479.00
H-2 (EC)	NA	4.176647%	8,174,500.00	1,370,449.14	0.00	0.00	0.00	0.00	0.00	1,370,449.14
H-2 (Cert)	95000MBE0	4.176647%	1,818,479.00	304,866.72	0.00	0.00	0.00	0.00	0.00	304,866.72
Regular Interest Total			58,999,958.00	50,682,294.86	0.00	134,553.72	0.00	0.00	134,553.72	50,682,294.86

Exchangeable Certificate Details
E	95000MAJ0	4.176647%	18,236,000.00	18,236,000.00	0.00	63,471.11	0.00	0.00	63,471.11	18,236,000.00
EF	95000MAS0	N/A	26,818,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	95000MBA8	N/A	39,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	95000MAQ4	4.176647%	8,582,000.00	8,582,000.00	0.00	29,869.98	0.00	0.00	29,869.98	8,582,000.00
G	95000MAY7	4.176647%	12,196,000.00	12,196,000.00	0.00	41,212.63	0.00	0.00	41,212.63	12,196,000.00
H	95000MBG5	4.176647%	16,349,000.00	9,544,949.14	0.00	0.00	0.00	0.00	0.00	9,544,949.14
Exchangeable Certificates Total			121,195,000.00	48,558,949.14	0.00	134,553.72	0.00	0.00	134,553.72	48,558,949.14

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
E	95000MAJ0	1,000.00000000	0.00000000	3.48053904	0.00000000	0.00000000	0.00000000	0.00000000	3.48053904	1,000.00000000
EF	95000MAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
EFG	95000MBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	95000MAQ4	1,000.00000000	0.00000000	3.48053834	0.00000000	0.00000000	0.00000000	0.00000000	3.48053834	1,000.00000000
G	95000MAY7	1,000.00000000	0.00000000	3.37919236	0.10134634	3.25121597	0.00000000	0.00000000	3.37919236	1,000.00000000
H	95000MBG5	583.82464616	0.00000000	0.00000000	2.03202459	107.65528473	0.00000000	0.00000000	0.00000000	583.82464616

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	Additional Information
Total Available Distribution Amount (1)	64,636,808.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,893,534.54	Master Servicing Fee	7,984.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,967.57
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	232.68
ARD Interest	0.00	Operating Advisor Fee	920.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	162.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,893,534.54	Total Fees	12,558.15

Principal		Expenses/Reimbursements
Scheduled Principal	4,938,135.73	Reimbursement for Interest on Advances	1.68
Unscheduled Principal Collections		ASER Amount	22,378.74
Principal Prepayments	57,859,544.57	Special Servicing Fees (Monthly)	15,239.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,045.76
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	182.14
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	62,797,680.30	Total Expenses/Reimbursements	41,847.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,839,128.37
Gain on Sale / Excess Liquidation Proceeds Collected	0.00	Principal Distribution	62,797,680.30
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	64,636,808.67
Total Funds Collected	64,691,214.84	Total Funds Distributed	64,691,214.79

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	540,426,775.02	540,426,775.02	Beginning Certificate Balance	540,426,775.02
(-) Scheduled Principal Collections	4,938,135.73	4,938,135.73	(-) Principal Distributions	62,797,680.30
(-) Unscheduled Principal Collections	57,859,544.57	57,859,544.57	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	477,629,094.72	477,629,094.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	540,992,274.94	540,992,274.94	Ending Certificate Balance	477,629,094.72
Ending Actual Collateral Balance	478,207,198.37	478,207,198.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

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			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	37,207,821.27	7.79%	2	4.6141	NAP	Defeased	8	37,207,821.27	7.79%	2	4.6141	NAP
2,000,000 or less	4	4,936,925.44	1.03%	2	3.8909	1.093030	1.40 or less	14	139,456,952.59	29.20%	1	4.3914	0.852609
2,000,001 to 3,000,000	4	9,930,233.89	2.08%	2	4.0811	1.674929	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	3	11,131,594.13	2.33%	2	3.9562	1.014997	1.51 to 1.60	1	2,515,000.00	0.53%	2	3.4100	1.570000
4,000,001 to 5,000,000	6	26,831,769.28	5.62%	2	4.3273	2.050923	1.61 to 1.70	1	16,364,993.88	3.43%	2	4.1200	1.706600
5,000,001 to 6,000,000	2	10,963,113.85	2.30%	1	5.0174	(0.231617)	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	2	12,737,489.31	2.67%	2	3.8539	4.014442	1.81 to 1.90	1	2,839,886.17	0.59%	1	4.5400	1.889200
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	41,447,711.67	8.68%	2	4.5126	1.932752
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	7	164,937,611.62	34.53%	2	3.6548	2.123714
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	4,500,000.00	0.94%	2	4.0020	2.426100
10,000,001 to 15,000,000	5	56,009,739.34	11.73%	2	4.2001	2.291167	2.51 to 2.75	1	4,347,152.49	0.91%	2	4.7900	2.656800
15,000,001 to 20,000,000	3	49,912,418.04	10.45%	2	4.5496	1.370052	2.76 to 3.00	2	28,724,475.72	6.01%	1	3.9183	2.946472
20,000,001 to 30,000,000	2	50,497,930.41	10.57%	2	4.1811	2.430157	3.01 to 3.50	2	17,087,489.31	3.58%	1	3.8121	3.305238
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 to 4.00	1	11,850,000.00	2.48%	2	4.0600	3.718800
50,000,001 to 70,000,000	2	132,500,000.00	27.74%	1	3.6434	1.614468	4.01 or greater	1	6,350,000.00	1.33%	2	3.7070	4.920200
70,000,001 or greater	1	74,970,059.76	15.70%	2	3.9900	2.069200	Totals	42	477,629,094.72	100.00%	2	4.0848	1.837779
Totals	42	477,629,094.72	100.00%	2	4.0848	1.837779
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	37,207,821.27	7.79%	2	4.6141	NAP
							Defeased	9	37,207,821.27	7.79%	2	4.6141	NAP
Alabama	2	3,165,000.00	0.66%	1	3.8210	2.969600
							Industrial	1	6,350,000.00	1.33%	2	3.7070	4.920200
California	3	30,260,898.34	6.34%	2	4.0417	2.913713
							Lodging	7	77,345,730.70	16.19%	2	4.7020	1.454810
Connecticut	2	2,741,338.02	0.57%	2	4.1928	2.404895
							Mobile Home Park	2	12,531,883.42	2.62%	1	4.5190	2.225639
Florida	4	16,553,203.07	3.47%	1	3.8793	3.157878
							Multi-Family	10	30,869,027.52	6.46%	2	3.7413	1.974448
Georgia	1	4,535,762.42	0.95%	2	4.6800	1.212100
							Office	4	150,338,889.54	31.48%	1	3.7425	1.457983
Illinois	1	74,970,059.76	15.70%	2	3.9900	2.069200
							Retail	26	146,594,518.08	30.69%	2	4.0166	2.187591
Indiana	1	26,012,930.41	5.45%	2	4.5200	1.922400
							Self Storage	3	16,391,224.19	3.43%	2	4.1805	3.229603
Louisiana	4	2,765,000.00	0.58%	1	3.8210	2.969600
							Totals	62	477,629,094.72	100.00%	2	4.0848	1.837779
Maryland	1	18,112,642.90	3.79%	1	4.9800	0.571600

Michigan	2	16,701,169.66	3.50%	1	4.2779	2.568154

Minnesota	1	4,500,000.00	0.94%	2	4.0020	2.426100

New Jersey	1	67,500,000.00	14.13%	2	3.1170	2.177000

New York	9	24,731,366.28	5.18%	2	3.6819	1.404644

North Carolina	1	16,364,993.88	3.43%	2	4.1200	1.706600

Ohio	5	20,957,313.14	4.39%	2	4.4340	1.897562

Tennessee	2	1,520,000.00	0.32%	1	3.8210	2.969600

Texas	9	39,509,595.57	8.27%	1	4.6525	1.308408

Virginia	1	65,000,000.00	13.61%	0	4.1901	1.030300

Wisconsin	3	4,520,000.00	0.95%	1	3.8210	2.969600

Totals	62	477,629,094.72	100.00%	2	4.0848	1.837779

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	37,207,821.27	7.79%	2	4.6141	NAP	Defeased	8	37,207,821.27	7.79%	2	4.6141	NAP
	3.250% or less	1	67,500,000.00	14.13%	2	3.1170	2.177000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	3	9,929,255.56	2.08%	2	3.4234	1.538792	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	7	27,362,806.93	5.73%	2	3.6577	2.985265	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	105,842,549.07	22.16%	2	3.9515	2.340546	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	109,775,892.22	22.98%	1	4.1590	1.482509	49 months or greater	34	440,421,273.45	92.21%	2	4.0401	1.874171
	4.251% to 4.500%	5	36,178,579.14	7.57%	1	4.4772	2.049176	Totals	42	477,629,094.72	100.00%	2	4.0848	1.837779
	4.501% to 4.750%	4	44,473,739.65	9.31%	2	4.5575	1.634254
	4.751% to 5.000%	4	29,863,121.11	6.25%	1	4.9402	1.066208
	5.001% to 5.250%	2	9,495,329.77	1.99%	1	5.0404	(0.802278)
	5.251% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	477,629,094.72	100.00%	2	4.0848	1.837779
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	37,207,821.27	7.79%	2	4.6141	NAP	Defeased	8	37,207,821.27	7.79%	2	4.6141	NAP
	60 months or less	34	440,421,273.45	92.21%	2	4.0401	1.874171	Interest Only	9	196,800,000.00	41.20%	1	3.6959	2.121180
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	6	45,743,578.83	9.58%	1	4.7262	0.949950
	Totals	42	477,629,094.72	100.00%	2	4.0848	1.837779	241 months to 300 months	17	194,252,023.21	40.67%	2	4.2359	1.860128
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	2	3,625,671.41	0.76%	3	3.5685	0.879554
								Totals	42	477,629,094.72	100.00%	2	4.0848	1.837779
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	37,207,821.27	7.79%	2	4.6141	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	338,495,012.37	70.87%	2	3.9937	2.046692	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	6	101,926,261.08	21.34%	1	4.1940	1.301233
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	477,629,094.72	100.00%	2	4.0848	1.837779
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310936720	RT	Gurnee	IL	Actual/360	3.990%	257,584.63	0.00	0.00	N/A	10/01/26	--	74,970,059.76	74,970,059.76	08/01/26
2	310935956	OF	Jersey City	NJ	Actual/360	3.117%	181,175.62	0.00	0.00	N/A	10/11/26	--	67,500,000.00	67,500,000.00	08/11/26
3	883100593	OF	Reston	VA	Actual/360	4.190%	234,530.33	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	07/06/26
4	470100630	MF	Coram	NY	Actual/360	3.630%	113,583.25	36,336,950.96	0.00	N/A	10/01/26	--	36,336,950.96	0.00	07/01/26
6	310936422	LO	Indianapolis	IN	Actual/360	4.520%	101,485.66	61,034.13	0.00	N/A	10/11/26	--	26,073,964.54	26,012,930.41	08/11/26
9	306071009	RT	Various	Various	Actual/360	3.821%	80,563.13	0.00	0.00	N/A	09/06/26	--	24,485,000.00	24,485,000.00	08/06/26
10	883100597	LO	Towson	MD	Actual/360	4.980%	77,844.53	39,987.46	0.00	N/A	09/06/26	--	18,152,630.36	18,112,642.90	08/06/26
12	310936548	RT	Fredericksburg	VA	Actual/360	4.380%	61,019.65	16,178,430.92	0.00	N/A	09/01/26	--	16,178,430.92	0.00	08/01/26
13	883100617	RT	Charlotte	NC	Actual/360	4.120%	58,184.16	35,176.09	0.00	N/A	10/06/26	--	16,400,169.97	16,364,993.88	08/06/26
14	306701014	LO	Dallas	TX	Actual/360	4.500%	59,950.52	36,319.69	0.00	N/A	10/11/26	--	15,471,100.95	15,434,781.26	08/11/26
16	306701016	MF	Spanish Fort	AL	Actual/360	4.270%	49,472.17	28,192.88	0.00	N/A	10/11/26	--	13,454,694.78	13,426,501.90	08/11/26
19	883100614	OF	Corona	CA	Actual/360	4.200%	43,727.39	29,625.19	0.00	N/A	10/06/26	--	12,090,523.53	12,060,898.34	08/06/26
20	300571602	RT	Columbus	OH	Actual/360	4.600%	44,011.39	25,708.24	0.00	N/A	10/06/26	--	11,110,868.89	11,085,160.65	08/06/26
21	300571589	MH	Erie	MI	Actual/360	4.450%	39,615.75	24,608.39	0.00	N/A	09/06/26	--	10,338,288.74	10,313,680.35	08/06/26
22	310934567	SS	Daly City	CA	Actual/360	4.060%	41,428.92	0.00	0.00	N/A	10/11/26	--	11,850,000.00	11,850,000.00	08/11/26
23	300571590	RT	Miami	FL	Actual/360	3.700%	34,091.39	0.00	0.00	N/A	09/01/26	--	10,700,000.00	10,700,000.00	08/01/26
24	306701024	MH	Various	OH	Actual/360	5.000%	35,548.72	18,133.44	0.00	N/A	09/11/26	--	8,256,477.94	8,238,344.50	08/11/26
27	410936182	MF	Ann Arbor	MI	Actual/360	4.000%	22,056.93	16,136.29	0.00	N/A	10/11/26	--	6,403,625.60	6,387,489.31	08/11/26
28	300571593	OF	Houston	TX	Actual/360	5.060%	25,230.91	12,603.71	0.00	N/A	09/06/26	--	5,790,594.91	5,777,991.20	07/06/22
31	883100611	IN	Spring Valley	CA	Actual/360	3.707%	20,270.08	0.00	0.00	N/A	10/06/26	--	6,350,000.00	6,350,000.00	08/06/26
32	306701032	LO	Waco	TX	Actual/360	4.970%	22,239.95	11,464.40	0.00	N/A	09/11/26	--	5,196,587.05	5,185,122.65	08/11/26
34	306701034	SS	Wilmette	IL	Actual/360	4.850%	21,196.85	10,464.66	0.00	N/A	10/11/26	--	5,075,400.96	5,064,936.30	08/11/26
35	470101470	MF	Brooklyn	NY	Actual/360	3.590%	14,630.58	12,614.44	0.00	N/A	10/01/26	--	4,732,689.30	4,720,074.86	08/01/26
37	300571599	LO	Richmond Hill	GA	Actual/360	4.680%	18,321.02	10,396.70	0.00	N/A	10/06/26	--	4,546,159.12	4,535,762.42	08/06/26
38	416000239	RT	Camillus	NY	Actual/360	4.480%	17,359.61	10,594.41	0.00	N/A	10/01/26	--	4,499,898.20	4,489,303.79	08/01/26
39	300571597	LO	Marysville	OH	Actual/360	4.790%	17,971.24	9,804.00	0.00	N/A	10/06/26	--	4,356,956.49	4,347,152.49	08/06/26
40	306701040	SS	Aurora	CO	Actual/360	4.690%	17,456.64	4,322,437.12	0.00	N/A	08/11/26	--	4,322,437.12	0.00	08/11/26
41	300571569	MF	Dallas	TX	Actual/360	4.480%	16,391.18	9,389.20	0.00	N/A	08/06/26	--	4,248,864.92	4,239,475.72	08/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
43	883100613	RT	Duluth	MN	Actual/360	4.002%	15,507.75	0.00	0.00	N/A	10/06/26	--	4,500,000.00	4,500,000.00	08/06/26
44	300571594	LO	Dallas	TX	Actual/360	5.010%	16,072.22	8,112.26	0.00	N/A	10/06/26	--	3,725,450.83	3,717,338.57	08/06/26
45	470099810	MF	Bronx	NY	Actual/360	3.470%	10,529.48	9,602.25	0.00	N/A	09/01/26	--	3,523,857.81	3,514,255.56	08/01/26
51	470101090	MF	Jamaica	NY	Actual/360	3.390%	11,384.75	0.00	0.00	N/A	10/01/26	--	3,900,000.00	3,900,000.00	08/01/26
53	306701053	MH	Palm Springs	CA	Actual/360	4.780%	11,839.19	2,876,303.57	0.00	N/A	10/11/26	--	2,876,303.57	0.00	08/11/26
54	306701054	MF	Chicago	IL	Actual/360	4.720%	11,667.79	6,526.63	0.00	N/A	10/11/26	--	2,870,697.82	2,864,171.19	08/11/26
55	306701055	SS	San Antonio	TX	Actual/360	4.540%	11,128.53	6,688.74	0.00	N/A	09/11/26	--	2,846,574.91	2,839,886.17	08/11/26
58	306701058	MH	Evansville	IN	Actual/360	4.750%	10,887.17	6,066.37	0.00	N/A	09/11/26	--	2,661,718.83	2,655,652.46	08/11/26
59	470101110	MF	Brooklyn	NY	Actual/360	3.460%	7,786.27	2,613,330.74	0.00	N/A	10/01/26	--	2,613,330.74	0.00	07/01/26
61	306701061	MU	Clearlake Oaks	CA	Actual/360	4.470%	8,571.43	5,250.33	0.00	N/A	10/11/26	--	2,226,826.19	2,221,575.86	08/11/26
62	470100830	MF	Yonkers	NY	Actual/360	3.530%	7,175.20	3,332.99	0.00	N/A	11/01/26	--	2,360,477.64	2,357,144.65	08/01/26
63	306701063	MH	Bradenton	FL	Actual/360	4.840%	9,265.67	4,965.65	0.00	N/A	10/11/26	--	2,223,168.72	2,218,203.07	08/11/26
64	470101610	MF	Yonkers	NY	Actual/360	3.410%	7,385.02	0.00	0.00	N/A	10/01/26	--	2,515,000.00	2,515,000.00	08/01/26
65	306701065	SS	DeSoto	TX	Actual/360	4.640%	7,190.87	4,139.96	0.00	N/A	10/11/26	--	1,799,716.71	1,795,576.75	08/11/26
67	306701067	SS	Newtown	CT	Actual/360	4.420%	6,490.90	4,049.90	0.00	N/A	10/11/26	--	1,705,387.92	1,701,338.02	08/11/26
69	470101590	MF	New York	NY	Actual/360	3.640%	3,981.64	1,757.92	0.00	N/A	10/01/26	--	1,270,284.68	1,268,526.76	08/01/26
71	470101570	MF	Yonkers	NY	Actual/360	3.610%	3,067.26	2,622.83	0.00	N/A	10/01/26	--	986,697.94	984,075.11	08/01/26
72	470100530	MF	Briarwood	NY	Actual/360	3.580%	3,038.44	2,630.59	0.00	N/A	10/01/26	--	985,616.14	982,985.55	08/01/26
73	306701073	MH	Kimberly	ID	Actual/360	4.460%	3,622.76	2,227.25	0.00	N/A	10/11/26	--	943,289.56	941,062.31	08/11/26
Totals							1,893,534.54	62,797,680.30	0.00				540,426,775.02	477,629,094.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,225,254.52	5,714,737.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,393,956.47	10,103,309.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,006,473.42	3,324,205.82	01/01/25	06/30/25	--	0.00	0.00	234,250.47	234,250.47	0.00	0.00
4	4,025,539.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,086,920.00	7,969,023.40	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,927,023.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,373,435.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	8,833,752.25	4,432,032.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,006,604.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,770,783.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	974,725.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,033,349.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,738,028.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,840,669.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,427,431.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,461,260.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(163,318.00)	(255,777.00)	01/01/26	03/31/26	03/11/26	5,141,091.06	723,082.49	15,391.81	1,129,553.22	0.00	0.00
31	0.00	303,542.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	487,245.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,177,430.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	506,891.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	463,479.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	985,775.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	502,289.80	128,917.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	926,642.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	442,999.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	24,434.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	501,345.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	170,585.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	464,176.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	412,711.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	437,125.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	132,909.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	380,948.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	137,294.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	291,809.25	66,405.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
69	51,344.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	26,478.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	52,720.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	98,538,525.22	31,786,396.95				5,141,091.06	723,082.49	249,642.28	1,363,803.69	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	470100630	36,240,621.14	Payoff Prior to Maturity	0.00	0.00
12	310936548	16,139,534.53	Payoff Prior to Maturity	0.00	0.00
53	306701053	2,869,821.76	Payoff Prior to Maturity	0.00	0.00
59	470101110	2,609,567.14	Payoff Prior to Maturity	0.00	0.00
Totals		57,859,544.57		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	5,777,991.20	0	0.00	1	5,777,991.20	0	0.00	0	0.00	4	57,859,544.57	4.084774%	4.025241%	2
07/17/26	0	0.00	0	0.00	1	5,790,594.91	0	0.00	1	5,790,594.91	0	0.00	0	0.00	2	4,230,392.25	4.068901%	4.009168%	3
06/17/26	0	0.00	0	0.00	1	5,803,956.18	0	0.00	1	5,803,956.18	0	0.00	0	0.00	1	3,481,990.04	4.099551%	4.041978%	4
05/15/26	0	0.00	0	0.00	1	5,816,447.25	0	0.00	1	5,816,447.25	0	0.00	0	0.00	1	45,000,000.00	4.113146%	4.056248%	5
04/17/26	0	0.00	0	0.00	1	5,829,699.97	0	0.00	1	5,829,699.97	0	0.00	0	0.00	0	0.00	4.105290%	4.051725%	5
03/17/26	0	0.00	0	0.00	1	5,842,079.35	0	0.00	1	5,842,079.35	0	0.00	0	0.00	0	0.00	4.110952%	4.057372%	6
02/18/26	0	0.00	0	0.00	1	5,856,863.96	0	0.00	1	5,856,863.96	0	0.00	0	0.00	1	7,310,294.81	4.108617%	4.055940%	7
01/16/26	0	0.00	0	0.00	1	5,869,125.50	0	0.00	1	5,869,125.50	0	0.00	0	0.00	0	0.00	4.118630%	4.066377%	8
12/17/25	0	0.00	0	0.00	1	5,881,333.84	0	0.00	1	5,881,333.84	0	0.00	0	0.00	0	0.00	4.124175%	4.072277%	9
11/18/25	0	0.00	0	0.00	1	5,894,314.10	0	0.00	2	5,894,314.10	0	0.00	0	0.00	1	3,804,908.27	4.124554%	4.072675%	10
10/20/25	0	0.00	0	0.00	2	18,082,919.50	0	0.00	2	18,082,919.50	0	0.00	0	0.00	0	0.00	4.136345%	4.080799%	11
09/17/25	0	0.00	0	0.00	2	18,095,794.46	0	0.00	2	18,095,794.46	0	0.00	0	0.00	0	0.00	4.136698%	4.104451%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	883100593	07/06/26	0	5	234,250.47	234,250.47	11,639.00	65,000,000.00	09/29/25	1
28	300571593	07/06/22	48	6	15,391.81	1,129,553.22	0.00	6,356,093.63	12/31/20	0			10/04/22
Totals					249,642.28	1,363,803.69	11,639.00	71,356,093.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		69,239,476	4,239,476	65,000,000		0
0 - 6 Months		408,389,619	402,611,628	0		5,777,991
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	477,629,095	471,851,104	0	0	5,777,991	0
Jul-26	540,426,775	534,636,180	0	0	0	5,790,595
Jun-26	568,369,832	562,565,875	0	0	0	5,803,956
May-26	584,667,506	578,851,059	0	0	0	5,816,447
Apr-26	649,486,849	640,561,135	0	0	3,096,014	5,829,700
Mar-26	652,139,674	643,190,431	0	0	3,107,164	5,842,079
Feb-26	668,389,817	659,413,365	0	0	3,119,588	5,856,864
Jan-26	676,505,900	667,506,139	0	0	3,130,635	5,869,126
Dec-25	683,508,627	677,627,293	0	0	0	5,881,334
Nov-25	684,352,700	675,305,356	0	0	3,153,030	5,894,314
Oct-25	697,325,677	679,242,757	0	0	0	18,082,920
Sep-25	698,163,717	680,067,922	0	0	0	18,095,794
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	883100593	65,000,000.00	65,000,000.00	195,000,000.00	06/09/16	2,728,313.32	1.03030	06/30/25	08/06/26	I/O
28	300571593	5,777,991.20	6,356,093.63	21,000,000.00	01/07/26	(574,824.00)	(1.31290)	03/31/26	09/06/26	240
Totals		70,777,991.20	71,356,093.63	216,000,000.00		2,153,489.32

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	883100593	OF	VA	09/29/25	1

28	300571593	OF	TX	12/31/20	0

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310936720	74,970,059.76	3.99000%	74,970,059.76	3.99000%	10	06/05/20	05/01/20	08/11/20
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/11/21
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/20	05/01/20	02/11/21
5	883100647	45,000,000.00	3.61590%	45,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
6	310936422	0.00	4.52000%	0.00	4.52000%	10	08/18/20	05/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	09/14/20	09/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	02/11/21	09/11/20	02/11/21
20	300571602	0.00	4.60000%	0.00	4.60000%	10	08/27/20	06/10/20	11/12/20
Totals		119,970,059.76		119,970,059.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	883100596	11/18/25	12,176,506.33	5,710,000.00	5,668,759.95	1,863,851.68	5,668,759.95	3,804,908.27	8,371,598.06	0.00	0.00	8,371,598.06	28.03%
25	300571595	06/17/22	7,035,643.30	10,700,000.00	10,062,198.87	1,680,653.55	10,062,198.87	8,381,545.32	0.00	0.00	(919.41)	919.41	0.01%
42	306701042	04/18/22	4,207,464.18	6,190,000.00	4,725,481.98	249,883.19	4,725,481.98	4,475,598.79	0.00	0.00	0.00	0.00	0.00%
46	306701046	06/17/26	3,489,829.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
48	625100203	05/15/26	3,096,013.90	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
66	625100236	04/17/26	1,887,215.08	2,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			31,892,671.82	32,100,000.00	20,456,440.80	3,794,388.42	20,456,440.80	16,662,052.38	8,371,598.06	0.00	(919.41)	8,372,517.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/26	0.00	(119,020.18)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/26	0.00	(115,677.44)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/26	0.00	(119,506.28)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/26	0.00	(115,046.82)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(118,625.96)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(114,508.22)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(114,245.00)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(114,013.00)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(113,635.16)	0.00	0.00	0.00	0.00	0.00	0.00
7	883100596	11/18/25	0.00	0.00	8,371,598.06	0.00	0.00	8,371,598.06	0.00	0.00	8,371,598.06
25	300571595	06/27/22	0.00	0.00	0.00	0.00	919.41	0.00	0.00	0.00	0.00
42	306701042	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	306701046	06/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	625100203	05/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	625100236	04/27/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(119,020.18)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1,044,278.06)	8,371,598.06	0.00	919.41	8,371,598.06	0.00	0.00	8,371,598.06

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.06	0.00	0.00	0.00
3	0.00	0.00	13,993.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	1,625.20	0.00	0.00	0.00	0.62	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,178.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	962.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,246.59	0.00	0.00	22,378.74	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	279.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,239.65	0.00	4,045.76	22,378.74	0.00	0.00	1.68	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,665.83

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29